Investment Strategy	Jun. 08, 2026
CoinShares Bitcoin Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to futures contracts on the Bitcoin Volatility Index or other substantially similar indices or reference rates that trade only on an exchange registered with the CFTC (“Bitcoin Volatility Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Volatility Futures Contracts (“Collateral Investments”).

The Bitcoin Volatility Index is designed to measure expected bitcoin volatility. Unlike a bitcoin index, which tracks the price of bitcoin, the Bitcoin Volatility Index measures how much and how quickly the price of bitcoin is expected to change over a given period. Because the Bitcoin Volatility Index reflects volatility rather than the price of bitcoin, the level of the Bitcoin Volatility Index may increase or decrease regardless of whether the price of bitcoin is rising, falling, or unchanged. For example, the Bitcoin Volatility Index may rise when investors expect larger or more rapid price swings in bitcoin, even if bitcoin’s price is declining or stable. The Fund does not invest directly in bitcoin.

The Fund is designed for investors who seek to profit from increases in expected bitcoin volatility. The Fund is generally expected to post gains when the level of the Bitcoin Volatility Index increases and is generally expected to post losses when the level of the Bitcoin Volatility Index decreases. Unlike other asset classes that have tended to increase in price over long periods of time, the level of the Bitcoin Volatility Index may tend to revert to a long-term average over time. As such, any gains from investments in Bitcoin Volatility Futures Contracts may be constrained and subject to significant and unexpected reversals as the Bitcoin Volatility Index reverts to its long-term average.

The Bitcoin Volatility Index and Bitcoin Volatility Futures Contracts are relatively new investments and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. The Fund may be more volatile than traditional asset classes. You should be prepared to lose your entire investment.

The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Volatility Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments. For purposes of this policy, “Bitcoin Volatility-Linked Instruments” means (i) Bitcoin Volatility Futures Contracts and (ii) swap agreement transactions that reference the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes.

The Fund expects to gain exposure to the Bitcoin Volatility Index by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective, and may return substantially less than the performance of the Bitcoin Volatility Index.

The investment adviser to the Fund and the Subsidiary is CoinShares Asset Management (US) LLC (the “Adviser” or “CoinShares”). The investment sub-adviser to the Fund and the Subsidiary is Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser” or “Vident”). Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, neither CoinShares nor Vident conducts conventional investment research or analysis or forecasts market movement or trends. Instead, the Adviser oversees and implements the Fund’s investment program, including managing the Fund’s exposure to Bitcoin Volatility Futures Contracts, monitoring and managing the Fund’s derivatives risk in accordance with Rule 18f-4, overseeing compliance with applicable position limits and accountability levels, monitoring the Fund’s investments in the Subsidiary for RIC qualification purposes, selecting and overseeing swap counterparties and futures commission merchants, and arranging for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, executing rebalancing transactions, and providing portfolio trading and operational support.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.

Bitcoin Volatility Futures Contracts

In order to obtain exposure to the Bitcoin Volatility Index, the Fund intends to typically enter into cash-settled Bitcoin Volatility Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the Bitcoin Volatility Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s Bitcoin Volatility Futures Contracts may differ from that of the Bitcoin Volatility Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Bitcoin Volatility Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

Bitcoin

Bitcoin is a digital asset that can be transferred among participants on the bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners,” who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development.

The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks,” which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys,” in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.

Bitcoin is traded on digital asset trading platforms that operate websites on which users can trade bitcoin for U.S. dollars, other government currencies or other digital assets. Digital asset trading platforms have a limited history, and during this limited history, bitcoin prices on the digital asset markets generally, and on digital asset platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. Unlike exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation and are highly fragmented.

The Bitcoin Volatility Index

The Bitcoin Volatility Index is a non-investable index, calculated and published once per second by CF Benchmarks Ltd., that is constructed using tradable prices of option contracts available on the CME that measures the implied volatility in the CME bitcoin options market (the “CME Bitcoin Options Market”). For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the CME Bitcoin Options Market over the next 30 days. The Bitcoin Volatility Index is a forward-looking measure of implied volatility and does not represent the actual volatility of bitcoin or the CME Bitcoin Options Market. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures (“Bitcoin Futures”) and CME Options on Bitcoin Futures (“Bitcoin Futures Options”) and Micro Bitcoin Futures (“Micro Bitcoin Futures Options,” and collectively with Bitcoin Futures Options, “Bitcoin Options”), where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. Micro Bitcoin Futures are futures contracts on bitcoin that are one-tenth the size of standard Bitcoin Futures contracts traded on the CME. Micro Bitcoin Futures provide the same exposure to bitcoin price movements as standard Bitcoin Futures but with a smaller contract size, making them more accessible and allowing for more precise position sizing. Liquidity from both standard-sized and Micro-sized contracts is aggregated and normalized to BTC-equivalent notional amounts. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby CME Bitcoin Options Market price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility. For additional information on the Bitcoin Volatility Index, see “Additional Information About the Fund’s Investment Strategies.”

The Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Bitcoin Volatility-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to maintain its sought-after exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to Bitcoin Volatility Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund expects to enter into swap agreements that are unfunded, which means the Fund will not be required to make an upfront payment of the notional amount of the swap. The Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under swaps will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap), and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund. Where the Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian.

The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, swap transactions with the Fund, and as a result, the Fund may not be able to achieve its investment objective.

The terms of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its investment objective and may result in significant losses to the Fund.

The Fund’s swap counterparties are likely to hedge their exposure to the Fund’s positions through trading in the underlying Bitcoin Volatility Futures Contracts or related instruments. Such hedging activity by swap counterparties may impact the trading and liquidity in the underlying Bitcoin Volatility Futures Contracts market and may adversely affect the value of the Fund’s positions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments.
CoinShares Bitcoin Volatility Leveraged ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to futures contracts on the Bitcoin Volatility Index or other substantially similar indices or reference rates that trade only on an exchange registered with the CFTC (“Bitcoin Volatility Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Volatility Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to one and a half times (1.5x) the performance of the level of the Bitcoin Volatility Index for a single day. For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the level of the Bitcoin Volatility Index that is reflected in the next, or second to next, expiring Bitcoin Volatility Futures Contract. If the Fund invests in other Bitcoin Volatility-Linked Instruments, the value of the Bitcoin Volatility Index will be determined by an average of how the Bitcoin Volatility Index is valued in the financial instruments in which the Fund invests.

The Bitcoin Volatility Index is designed to measure expected bitcoin volatility. Unlike a bitcoin index, which tracks the price of bitcoin, the Bitcoin Volatility Index measures how much and how quickly the price of bitcoin is expected to change over a given period. Because the Bitcoin Volatility Index reflects volatility rather than the price of bitcoin, the level of the Bitcoin Volatility Index may increase or decrease regardless of whether the price of bitcoin is rising, falling, or unchanged. For example, the Bitcoin Volatility Index may rise when investors expect larger or more rapid price swings in bitcoin, even if bitcoin’s price is declining or stable. The Fund does not invest directly in bitcoin.

The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Volatility Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments. For purposes of this policy, “Bitcoin Volatility-Linked Instruments” means (i) Bitcoin Volatility Futures Contracts and (ii) swap agreement transactions that reference the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes.

The investment adviser to the Fund and the Subsidiary is CoinShares Asset Management (US) LLC (the “Adviser” or “CoinShares”). The investment sub-adviser to the Fund and the Subsidiary is Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser” or “Vident”). Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, neither CoinShares nor Vident conducts conventional investment research or analysis or forecasts market movement or trends. Instead, the Adviser oversees and implements the Fund’s investment program, including managing the Fund’s exposure to Bitcoin Volatility Futures Contracts, monitoring and managing the Fund’s derivatives risk in accordance with Rule 18f-4, overseeing compliance with applicable position limits and accountability levels, monitoring the Fund’s investments in the Subsidiary for RIC qualification purposes, selecting and overseeing swap counterparties and futures commission merchants, and arranging for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, executing rebalancing transactions, and providing portfolio trading and operational support.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.

Bitcoin Volatility Futures Contracts

In order to obtain 1.5x daily exposure to the Bitcoin Volatility Index, the Fund intends to typically enter into cash-settled Bitcoin Volatility Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 1.5x daily exposure to the Bitcoin Volatility Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s Bitcoin Volatility Futures Contracts may differ from that of the Bitcoin Volatility Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Bitcoin Volatility Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

Bitcoin

Bitcoin is a digital asset that can be transferred among participants on the bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners,” who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development.

The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks,” which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys,” in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.

Bitcoin is traded on digital asset trading platforms that operate websites on which users can trade bitcoin for U.S. dollars, other government currencies or other digital assets. Digital asset trading platforms have a limited history, and during this limited history, bitcoin prices on the digital asset markets generally, and on digital asset platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. Unlike exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation and are highly fragmented.

The Bitcoin Volatility Index

The Bitcoin Volatility Index is a non-investable index, calculated and published once per second by CF Benchmarks Ltd., that is constructed using tradable prices of option contracts available on the CME that measures the implied volatility in the CME bitcoin options market (the “CME Bitcoin Options Market”). For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the CME Bitcoin Options Market over the next 30 days. The Bitcoin Volatility Index is a forward-looking measure of implied volatility and does not represent the actual volatility of bitcoin or the CME Bitcoin Options Market. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures (“Bitcoin Futures”) and CME Options on Bitcoin Futures (“Bitcoin Futures Options”) and Micro Bitcoin Futures (“Micro Bitcoin Futures Options,” and collectively with Bitcoin Futures Options, “Bitcoin Options”), where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. Micro Bitcoin Futures are futures contracts on bitcoin that are one-tenth the size of standard Bitcoin Futures contracts traded on the CME. Micro Bitcoin Futures provide the same exposure to bitcoin price movements as standard Bitcoin Futures but with a smaller contract size, making them more accessible and allowing for more precise position sizing. Liquidity from both standard-sized and Micro-sized contracts is aggregated and normalized to BTC-equivalent notional amounts. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby CME Bitcoin Options Market price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility. For additional information on the Bitcoin Volatility Index, see “Additional Information About the Fund’s Investment Strategies.”

The Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Bitcoin Volatility-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to Bitcoin Volatility Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund expects to enter into swap agreements that are unfunded, which means the Fund will not be required to make an upfront payment of the notional amount of the swap. The Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under swaps will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap), and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund. Where the Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian.

The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, swap transactions with the Fund, and as a result, the Fund may not be able to achieve its investment objective.

The terms of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its investment objective and may result in significant losses to the Fund.

The Fund’s swap counterparties are likely to hedge their exposure to the Fund’s positions through trading in the underlying Bitcoin Volatility Futures Contracts or related instruments. Such hedging activity by swap counterparties may impact the trading and liquidity in the underlying Bitcoin Volatility Futures Contracts market and may adversely affect the value of the Fund’s positions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments.
CoinShares Bitcoin Volatility Inverse ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to futures contracts on the Bitcoin Volatility Index or other substantially similar indices or reference rates that trade only on an exchange registered with the CFTC (“Bitcoin Volatility Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Volatility Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to the inverse (-0.5x) the daily change in the level of the Bitcoin Volatility Index for a single day. For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the level of the Bitcoin Volatility Index that is reflected in the next, or second to next, expiring Bitcoin Volatility Futures Contract. If the Fund invests in other Bitcoin Volatility-Linked Instruments, the value of the Bitcoin Volatility Index will be determined by an average of how the Bitcoin Volatility Index is valued in the financial instruments in which the Fund invests.

The Bitcoin Volatility Index is designed to measure expected bitcoin volatility. Unlike a bitcoin index, which tracks the price of bitcoin, the Bitcoin Volatility Index measures how much and how quickly the price of bitcoin is expected to change over a given period. Because the Bitcoin Volatility Index reflects volatility rather than the price of bitcoin, the level of the Bitcoin Volatility Index may increase or decrease regardless of whether the price of bitcoin is rising, falling, or unchanged. For example, the Bitcoin Volatility Index may rise when investors expect larger or more rapid price swings in bitcoin, even if bitcoin’s price is declining or stable. The Fund does not invest directly in bitcoin.

The Fund does not invest directly in the Bitcoin Volatility Index, which is a non-investable index. Instead, the Fund seeks to benefit from decreases in the price of Bitcoin Volatility Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments. For purposes of this policy, “Bitcoin Volatility-Linked Instruments” means (i) Bitcoin Volatility Futures Contracts and (ii) swap agreement transactions that reference the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes.

The investment adviser to the Fund and the Subsidiary is CoinShares Asset Management (US) LLC (the “Adviser” or “CoinShares”). The investment sub-adviser to the Fund and the Subsidiary is Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser” or “Vident”). Because the Fund seeks to track the performance of the Bitcoin Volatility Index through a rules-based investment strategy, neither CoinShares nor Vident conducts conventional investment research or analysis or forecasts market movement or trends. Instead, the Adviser oversees and implements the Fund’s investment program, including managing the Fund’s exposure to Bitcoin Volatility Futures Contracts, monitoring and managing the Fund’s derivatives risk in accordance with Rule 18f-4, overseeing compliance with applicable position limits and accountability levels, monitoring the Fund’s investments in the Subsidiary for RIC qualification purposes, selecting and overseeing swap counterparties and futures commission merchants, and arranging for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, executing rebalancing transactions, and providing portfolio trading and operational support.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.

Bitcoin Volatility Futures Contracts

In order to obtain inverse (-0.5x) daily exposure to the Bitcoin Volatility Index, the Fund intends to typically enter into cash-settled Bitcoin Volatility Futures Contracts as the “seller,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the seller if the price of a futures contract goes down, and the seller pays cash to the counterparty if the price of the futures contract goes up. In order to maintain its inverse (-0.5x) daily exposure to the Bitcoin Volatility Index, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling short futures contracts that are in contango, the Fund will close its short position by buying back the expiring contract at a relatively lower price and selling a new longer-dated contract at a relatively higher price. The presence of contango may positively affect the performance of the Fund because the Fund benefits from selling at higher prices and covering at lower prices. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling short futures contracts that are in backwardation, the Fund will close its short position by buying back the expiring contract at a relatively higher price and selling a new longer-dated contract at a relatively lower price. The presence of backwardation will adversely affect the performance of the Fund. Further, the returns of the Fund’s Bitcoin Volatility Futures Contracts may differ from that of the Bitcoin Volatility Index due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Bitcoin Volatility Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

Bitcoin

Bitcoin is a digital asset that can be transferred among participants on the bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners,” who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development.

The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks,” which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys,” in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.

Bitcoin is traded on digital asset trading platforms that operate websites on which users can trade bitcoin for U.S. dollars, other government currencies or other digital assets. Digital asset trading platforms have a limited history, and during this limited history, bitcoin prices on the digital asset markets generally, and on digital asset platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. Unlike exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated, may be operating out of compliance with regulation and are highly fragmented.

The Bitcoin Volatility Index

The Bitcoin Volatility Index is a non-investable index, calculated and published once per second by CF Benchmarks Ltd., that is constructed using tradable prices of option contracts available on the CME that measures the implied volatility in the CME bitcoin options market (the “CME Bitcoin Options Market”). For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the CME Bitcoin Options Market over the next 30 days. The Bitcoin Volatility Index is a forward-looking measure of implied volatility and does not represent the actual volatility of bitcoin or the CME Bitcoin Options Market. The Bitcoin Volatility Index is constructed using orderbook data from CME Bitcoin Futures (“Bitcoin Futures”) and CME Options on Bitcoin Futures (“Bitcoin Futures Options”) and Micro Bitcoin Futures (“Micro Bitcoin Futures Options,” and collectively with Bitcoin Futures Options, “Bitcoin Options”), where price discovery is facilitated by the GLOBEX central limit order book system and transactions are centrally cleared. Micro Bitcoin Futures are futures contracts on bitcoin that are one-tenth the size of standard Bitcoin Futures contracts traded on the CME. Micro Bitcoin Futures provide the same exposure to bitcoin price movements as standard Bitcoin Futures but with a smaller contract size, making them more accessible and allowing for more precise position sizing. Liquidity from both standard-sized and Micro-sized contracts is aggregated and normalized to BTC-equivalent notional amounts. The Bitcoin Volatility Index is calculated using a widely accepted standard variance swap replication technique, whereby CME Bitcoin Options Market price data from different strikes and expiration dates is converted into a fair, constant maturity measure of bitcoin volatility. For additional information on the Bitcoin Volatility Index, see “Additional Information About the Fund’s Investment Strategies.”

The Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Bitcoin Volatility-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to the Bitcoin Volatility Index, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to Bitcoin Volatility Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Swaps that reference the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the Bitcoin Volatility Index, Bitcoin Volatility Futures Contracts, or Bitcoin Volatility Index-referenced indexes. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Bitcoin Volatility Index or Bitcoin Volatility Futures Contracts.

The Fund expects to enter into swap agreements that are unfunded, which means the Fund will not be required to make an upfront payment of the notional amount of the swap. The Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under swaps will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap), and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund. Where the Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian.

The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, swap transactions with the Fund, and as a result, the Fund may not be able to achieve its investment objective.

The terms of the Fund’s swap agreements may contain termination provisions that, among other things, require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions, the counterparties to the swaps could elect to terminate such agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant agreement. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its investment objective and may result in significant losses to the Fund.

The Fund’s swap counterparties are likely to hedge their exposure to the Fund’s positions through trading in the underlying Bitcoin Volatility Futures Contracts or related instruments. Such hedging activity by swap counterparties may impact the trading and liquidity in the underlying Bitcoin Volatility Futures Contracts market and may adversely affect the value of the Fund’s positions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments.